CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Current assets:
Cash and cash equivalents	$ 1,412,016	$ 145,873
Accounts receivable, net	2,791,703	2,995,610
Receivables from vendors, net	286,327	368,505
Inventories	2,684,076	2,546,115
Other current assets	173,940	199,952
Current assets of discontinued operations	1,421,065	1,196,937
Total current assets	8,769,127	7,452,992
Property and equipment, net	157,645	158,433
Goodwill	423,885	425,074
Intangible assets, net	186,047	228,089
Deferred tax assets	39,636	32,660
Other assets, net	138,070	46,562
Noncurrent assets of discontinued operations	3,754,180	3,354,150
Total assets	13,468,590	11,697,960
Current liabilities:
Borrowings, current	124,958	298,962
Accounts payable	3,751,240	3,104,886
Accrued compensation and benefits	103,075	78,951
Other accrued liabilities	618,616	477,300
Income taxes payable	46,363	33,633
Current liabilities of discontinued operations	985,840	613,390
Total current liabilities	5,630,092	4,607,122
Long-term borrowings	1,496,700	2,718,260
Other long-term liabilities	130,296	64,884
Deferred tax liabilities	5,836	24,018
Noncurrent liabilities of discontinued operations	1,866,807	495,226
Total liabilities	9,129,730	7,909,510
Commitments and contingencies (Note 16)
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000 shares authorized, no shares issued or outstanding	0	0
Common stock, $0.001 par value, 100,000 shares authorized, 53,671 and 53,154 shares issued as of November 30, 2020 and 2019, respectively	54	53
Additional paid-in capital	1,591,536	1,545,421
Treasury stock, 2,538 and 2,399 shares as of November 30, 2020 and 2019, respectively	(191,216)	(172,627)
Accumulated other comprehensive income (loss)	(194,571)	(209,077)
Retained earnings	3,133,058	2,624,680
Total stockholders' equity	4,338,860	3,788,450
Total liabilities and equity	$ 13,468,590	$ 11,697,960